CONCENTRATIONS	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
CONCENTRATIONS

NOTE 19 - CONCENTRATIONS

Major customers

Customers that accounted for greater than 10% of revenues from sales of goods in any of the last three years were as follows:

In Thousands of US Dollars
Description	2022	2021	2020
Customer A	$-	$-	$-
Customer B	$-	$-	$2
Customer C	$-	$-	$-